Financial Assets at Fair Value Through Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity investments
Statement
Financial assets at fair value through other comprehensive income	$ 99	$ 283	$ 151